CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 315,293	$ 66,918	$ (60,808)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	540,575	552,272	470,634
Amortization of deferred financing costs	26,182	48,345	38,511
Amortization of premium on senior notes payable	(160)	0	0
Interest accretion on capital lease obligations	6,878	9,449	16,137
Net loss (gain) on disposal of property and equipment	5,409	(8,509)	474
Impairment loss recognized on property and equipment	23,197	3,245	0
(Credit) provision for doubtful debts	(2,028)	67,838	39,341
Provision for input value-added tax	2,813	5,459	30,254
Loss on extinguishment of debt	49,337	17,435	481
Costs associated with debt modification	2,793	8,101	7,603
Share-based compensation	17,305	18,487	20,827
Changes in operating assets and liabilities:
Accounts receivable	54,903	(18,339)	(56,172)
Inventories and prepaid expenses and other	(2,076)	(6,006)	(16,870)
Long-term prepayments, deposits and other assets	(49,370)	(22,087)	(23,927)
Accounts payable and accrued expenses and other	181,661	448,339	9,228
Other long-term liabilities	(10,212)	(32,808)	46,318
Net cash provided by operating activities	1,162,500	1,158,139	522,031
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for capitalized construction costs	(329,275)	(368,616)	(1,043,334)
Payments for acquisition of property and equipment	(157,075)	(131,592)	(248,038)
Payments for investment securities	(91,024)	0	0
Placement of bank deposits with original maturities over three months	(62,591)	(260,197)	(1,034,173)
Deposits for acquisition of property and equipment	(16,405)	(4,212)	(28,840)
Advance payments for construction costs	(12,234)	(31,586)	(19,739)
Insurance proceeds received for damaged property and equipment	108	0	0
Proceeds from sale of property and equipment	932	28,906	295
Withdrawals of bank deposits with original maturities over three months	263,547	774,093	420,053
Payments for land use rights	0	(3,788)	(31,678)
Payments for entertainment production costs and security deposit	0	(33)	(4,489)
Escrow funds refundable to the Philippine Parties	0	0	24,643
Net cash (used in) provided by investing activities	(404,017)	2,975	(1,965,300)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on long-term debt	(896,276)	(124,286)	(70,205)
Dividends paid	(821,328)	(385,569)	(62,850)
Payments of deferred financing costs	(34,552)	(27,284)	(49,877)
Principal payments on capital lease obligations	(120)	(47)	(146)
Proceeds from exercise of share options	3,610	3,254	5,092
Proceeds from long-term debt	702,625	0	148,298
Repurchase of shares for retirement	0	(803,171)	0
Purchase of shares of a subsidiary	0	(2,614)	0
Net cash used in financing activities	(1,046,041)	(1,339,717)	(29,688)
EFFECT OF FOREIGN EXCHANGE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(281)	(7,949)	(13,137)
NET DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(287,839)	(186,552)	(1,486,094)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	1,741,592	1,928,144	3,414,238
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	1,453,753	1,741,592	1,928,144
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for interest, net of amounts capitalized	(239,780)	(209,697)	(106,984)
Cash paid for income taxes, net of refunds	(6,537)	(3,414)	(7,010)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Change in accrued expenses and other current liabilities and other long-term liabilities related to construction costs	62,714	27,794	89,068
Change in accrued expenses and other current liabilities and other long-term liabilities related to property and equipment	34,147	48,801	65,678
Change in amounts due to affiliated companies related to construction costs	10,847	0	0
Deferred financing costs included in accrued expenses and other current liabilities	26	3,180	8,254
Consideration of sale of property and equipment offset by escrow funds refundable to the Philippine Parties	0	24,644	0
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO THE CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents	1,408,211	1,702,310
Current portion of restricted cash	45,412	39,152
Non-current portion of restricted cash	130	130
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	$ 1,453,753	$ 1,741,592	$ 1,928,144